                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4269

                                Van Kampen Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Core Plus Fixed Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                              A SHARES             B SHARES             C SHARES          I SHARES
                          since 1/26/2007       since 1/26/07        since 1/26/07      since 1/26/07
-----------------------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     4.75%                4.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception            6.75%      2.08%     6.12%      2.46%     6.59%      6.59%       7.01%

1-year                     5.79      -0.81      5.18       1.18      5.69       4.69        6.05

6-months                   4.63      -0.36      4.23       0.23      4.49       3.49        4.76
-----------------------------------------------------------------------------------------------------

30-Day SEC Yield               3.50%                2.98%                2.92%              3.95%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Lehman Brothers U.S. Aggregate Index is an unmanaged, broad-based market index that covers the U.S. dollar denominated, investment-grade, fixed-rate, taxable bond market of securities registered with the U.S. Securities and Exchange Commission (the "SEC", which includes U.S. Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed securities sectors. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

The market was quite volatile throughout the six-month reporting period as the residential housing downturn and contagion from the subprime mortgage market persisted, leading to an ongoing contraction in liquidity and tighter credit conditions. At the same time, weaker economic indicators released in the last months of 2007 and early 2008 signaled the likelihood of an impending recession. Together, these factors led to a prolonged flight to quality as investors shunned riskier assets.

The Federal Open Market Committee (the "Fed") took various steps to add liquidity to the financial system in an attempt to ease the ensuing liquidity crisis and boost the economy, including five reductions in the target federal funds rate, bringing the rate to 3.0 percent as of February 29, 2008. Although U.S. Treasury yields fluctuated, the flight to quality pushed Treasury prices generally higher and yields lower during the period, helping Treasuries to outperform other fixed income sectors. The short end of the yield curve experienced the most pronounced declines as Fed rate cuts drove yields there lower, causing the curve to end the period steeper.

Within the corporate sector, credit spreads widened sharply, bringing spread levels closer to historical averages. Financials were particularly hard hit as writedowns on mortgage related securities by major banks and Wall Street firms hurt the sector's performance. Given the risk-averse environment, higher rated securities outperformed those with lower ratings. Within the investment-grade corporate sector, AAA issues outpaced the middle investment grade issues, and longer-term issues outperformed shorter-dated issues. Within the high yield corporate sector, medium- and higher-rated issues outperformed the lowest quality portion of the sector, and intermediate-dated issues outperformed longer-dated issues.

The mortgage-backed security (MBS) sector continued to struggle, with non-agency mortgages experiencing the greatest declines. Much of the growth in mortgage issuance in recent years has been in these non-traditional mortgages, which offered more lenient borrowing terms and were thus available to a broader set of borrowers. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the subprime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Core Plus Fixed Income Fund underperformed the Lehman Brothers U.S. Aggregate Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

-------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              U.S. AGGREGATE
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX

       4.63%     4.23%     4.49%     4.76%         5.67%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The primary detractor from the Fund's relative performance for the period was an overweight versus the Lehman Brothers U.S. Aggregate Index to non-agency mortgage securities, commercial mortgage-backed securities and asset-backed securities. As a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products moved wider and market liquidity for these types of products severely diminished. Although the Fund's holdings of non-agency MBS underperformed, we note that the majority of them are backed by prime and near-prime borrowers with good credit scores and favorable loan-to-value ratios. Asset-backed securities, especially those backed by home equity lines of credit, were hurt as well. However, the Fund's underweight to agency mortgage-backed securities relative to the benchmark, coupled with an emphasis on high coupon, slow prepaying issues, was somewhat additive to relative performance.

We maintained an underweight corporate position relative to the benchmark, which contributed positively to relative returns during the period as widening credit spreads were detrimental to the sector's performance. While we are looking for areas to take advantage of recent spread widening and add to corporate positions, we are cautious as we believe the credit market remains vulnerable to potential credit downgrades and further weakening of the economy.

The Fund's yield curve positioning was also beneficial. During the period we underweighted longer dated issues and overweighted intermediate dated issues, a strategy that helped enhance returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 2/29/08
Mortgage Backed Securities                                       37.2%
CMOs                                                             30.0
Asset Backed Securities                                           5.5
Corporate Bonds                                                   5.2
United States Government Obligations                              3.5
Foreign Government Obligations                                    0.0*
                                                                -----
Total Long Term Investments                                      81.4
Purchased Options                                                 0.0*
Total Short-Term Investments                                     42.0
                                                                -----
Total Investments                                               123.4
Liabilities in Excess of Other Assets                           (23.4)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Asset Allocation is as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/07           2/29/08       9/1/07-2/29/08
Class A
  Actual......................................    $1,000.00        $1,046.34          $3.82
  Hypothetical................................     1,000.00         1,021.13           3.77
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,042.33           7.62
  Hypothetical................................     1,000.00         1,017.40           7.52
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,044.86           6.46
  Hypothetical................................     1,000.00         1,018.55           6.37
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,047.62           2.55
  Hypothetical................................     1,000.00         1,022.38           2.51
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.50%, 1.27%, and 0.50%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratio of Class C Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES  37.2%
$ 8,825   Federal Home Loan Mortgage Corp.,
          March (e)............................   5.000%           TBA           $  8,688,486
  7,375   Federal Home Loan Mortgage Corp.,
          April (e)............................   5.000            TBA              7,247,088
    361   Federal Home Loan Mortgage Corp.
          (a)..................................   5.324          04/01/37             368,106
 21,338   Federal Home Loan Mortgage Corp. ....   5.500    04/01/37 to 11/01/37    21,475,048
 12,200   Federal Home Loan Mortgage Corp.,
          March (e)............................   5.500            TBA             12,270,528
    113   Federal Home Loan Mortgage Corp.
          (a)..................................   5.613          04/01/37             116,177
    162   Federal Home Loan Mortgage Corp.
          (a)..................................   5.698          01/01/37             164,312
    291   Federal Home Loan Mortgage Corp.
          (a)..................................   5.733          01/01/37             298,367
    341   Federal Home Loan Mortgage Corp.
          (a)..................................   5.839          10/01/36             351,652
    233   Federal Home Loan Mortgage Corp.
          (a)..................................   5.869          04/01/37             239,841
     71   Federal Home Loan Mortgage Corp.
          (a)..................................   5.965          01/01/37              72,520
  4,579   Federal Home Loan Mortgage Corp. ....   6.000    05/01/37 to 08/01/37     4,680,359
 16,500   Federal Home Loan Mortgage Corp.,
          March (e)............................   6.000            TBA             16,853,199
    434   Federal Home Loan Mortgage Corp. ....   7.000          06/01/32             460,423
  1,352   Federal Home Loan Mortgage Corp. ....   7.500    08/01/29 to 06/01/32     1,463,005
    222   Federal Home Loan Mortgage Corp. ....   8.000          01/01/31             241,184
  5,000   Federal National Mortgage
          Association, March (e)...............   4.500            TBA              5,003,125
    527   Federal National Mortgage Association
          (a)..................................   4.507          11/01/33             541,085
    400   Federal National Mortgage Association
          (a)..................................   4.735          06/01/36             406,536
    394   Federal National Mortgage
          Association..........................   5.000          06/01/37             388,646
    400   Federal National Mortgage
          Association, April (e)...............   5.000            TBA                393,188
  4,800   Federal National Mortgage
          Association, March (e)...............   5.000            TBA              4,853,251
    419   Federal National Mortgage Association
          (a)..................................   5.124          11/01/35             426,501
    473   Federal National Mortgage Association
          (a)..................................   5.248          03/01/37             479,362
    485   Federal National Mortgage Association
          (a)..................................   5.489          04/01/37             502,204

 8                                             See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES (CONTINUED)
$   450   Federal National Mortgage
          Association, April (e)...............   5.500%           TBA           $    451,758
  7,250   Federal National Mortgage
          Association, March (e)...............   5.500            TBA              7,291,912
    504   Federal National Mortgage Association
          (a)..................................   5.813          05/01/37             523,211
    105   Federal National Mortgage Association
          (a)..................................   5.969          04/01/37             109,184
    636   Federal National Mortgage
          Association..........................   6.500    12/01/31 to 10/01/32       663,953
  4,450   Federal National Mortgage
          Association, March (e)...............   6.500            TBA              4,612,007
    288   Federal National Mortgage Association
          (a)..................................   6.581          10/01/35             296,712
    326   Federal National Mortgage Association
          (a)..................................   6.658          03/01/36             332,948
  2,068   Federal National Mortgage
          Association..........................   7.000    01/01/24 to 06/01/35     2,201,255
  1,100   Federal National Mortgage
          Association, March (e)...............   7.000            TBA              1,157,750
    119   Federal National Mortgage
          Association..........................   7.500    12/01/30 to 09/01/32       128,854
     49   Federal National Mortgage
          Association..........................   8.000    06/01/30 to 01/01/32        53,585
     13   Federal National Mortgage
          Association..........................   8.500    06/01/30 to 08/01/30        14,335
     13   Federal National Mortgage
          Association..........................   9.000          08/01/25              14,839
    148   Federal National Mortgage
          Association..........................  10.000    10/01/18 to 11/01/18       174,761
     28   Federal National Mortgage
          Association..........................  10.500          03/01/18              33,639
    112   Government National Mortgage
          Association..........................  11.000    03/15/16 to 03/15/18       129,320
                                                                                 ------------
          TOTAL MORTGAGE BACKED SECURITIES  37.2%..............................   106,174,216
                                                                                 ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  30.0%
    737   Alliance Bancorp Trust (a)...........   3.375          07/25/37             636,452
    675   American Home Mortgage Assets (a)....   3.260          03/25/47             574,340
  1,725   American Home Mortgage Assets (a)....   3.325    10/25/46 to 06/25/47     1,485,771
  1,940   American Home Mortgage Assets (a)....   3.365    05/25/46 to 09/25/46     1,521,585
    454   American Home Mortgage Assets (a)....   3.395          10/25/46             369,292
    213   American Home Mortgage Assets (a)....   3.435          06/25/47             152,462
     80   American Home Mortgage Assets (a)....   3.445          10/25/46              56,816

See Notes to Financial Statements                                              9

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 2,904   American Home Mortgage Investment
          Trust (a)............................   3.325%   03/25/46 to 05/25/47  $  2,471,310
    749   American Home Mortgage Investment
          Trust (a)............................   3.435    09/25/45 to 03/25/46       570,948
    775   Banc of America Commercial Mortgage,
          Inc. ................................   5.414          09/10/47             740,695
    900   Banc of America Commercial Mortgage,
          Inc. ................................   5.492          02/10/51             845,684
  1,200   Banc of America Commercial Mortgage,
          Inc. (c).............................   5.659          06/10/49           1,149,379
    800   Banc of America Commercial Mortgage,
          Inc. (c).............................   5.688          04/10/49             771,602
    950   Banc of America Commercial Mortgage,
          Inc. (c).............................   5.745          07/10/17             916,172
    750   Bear Stearns Commercial Mortgage
          Securities (c).......................   5.694          06/11/50             715,570
    100   Bear Stearns Commercial Mortgage
          Securities (c).......................   5.713          06/11/40              96,383
    193   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.275          03/25/37             164,428
    571   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.295          12/25/36             494,845
    670   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.305          03/25/37             574,768
    601   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.315          03/25/36             508,329
    780   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.335    09/25/36 to 03/25/37       659,946
  1,254   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.345    07/25/36 to 12/25/46     1,012,247
    160   Bear Stearns Mortgage Funding Trust
          (a)..................................   3.385          07/25/36             118,134
 12,041   Bear Stearns Structured Products,
          Inc. (b) (d).........................    *       06/26/36 to 04/25/37       254,845
    775   Citigroup Commercial Mortgage Trust..   5.431          10/15/49             738,444
    800   Citigroup Commercial Mortgage Trust
          (c)..................................   5.700          12/10/49             770,090
    775   Citigroup/Deutsche Bank Commercial
          Mortgage Trust (c)...................   5.886          11/15/44             749,087
    975   Commercial Mortgage Pass-Through
          Certificates (c).....................   5.816          12/10/49             945,306
  1,409   Countrywide Alternative Loan Trust
          (d)..................................    *             12/20/46              71,749
  2,967   Countrywide Alternative Loan Trust
          (b)..................................    *       02/25/47 to 05/25/47        78,047

 10                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 1,729   Countrywide Alternative Loan Trust
          (c) (d)..............................   2.000%         04/25/47        $     73,736
  2,292   Countrywide Alternative Loan Trust
          (a)..................................   3.275    07/25/46 to 04/25/47     2,057,494
    236   Countrywide Alternative Loan Trust
          (a)..................................   3.305          05/25/47             203,182
  2,039   Countrywide Alternative Loan Trust
          (a)..................................   3.315          06/25/47           1,742,645
    485   Countrywide Alternative Loan Trust
          (a)..................................   3.324    03/20/46 to 09/20/46       398,069
    266   Countrywide Alternative Loan Trust
          (a)..................................   3.325    08/25/46 to 11/25/46       228,840
    248   Countrywide Alternative Loan Trust
          (a)..................................   3.345          02/25/47             206,018
    467   Countrywide Alternative Loan Trust
          (a)..................................   3.365    08/25/46 to 06/25/47       378,862
  1,416   Countrywide Alternative Loan Trust
          (a)..................................   3.385          10/25/46           1,165,458
    155   Countrywide Alternative Loan Trust
          (a)..................................   3.404          11/20/35             150,607
  1,218   Countrywide Alternative Loan Trust
          (a)..................................   3.405    07/25/46 to 12/25/46       918,039
    827   Countrywide Alternative Loan Trust
          (a)..................................   3.414    03/20/46 to 12/20/46       657,263
  1,244   Countrywide Alternative Loan Trust
          (a)..................................   3.424          03/20/46           1,001,309
    195   Countrywide Alternative Loan Trust
          (a)..................................   3.425          06/25/47             172,834
  2,127   Countrywide Alternative Loan Trust
          (a)..................................   3.435    12/25/35 to 05/25/47     1,771,182
    565   Countrywide Alternative Loan Trust
          (a)..................................   3.454          05/20/46             408,235
    582   Countrywide Alternative Loan Trust
          (a)..................................   3.474          03/20/46             440,824
    780   Countrywide Alternative Loan Trust
          (a)..................................   3.635          06/25/47             553,241
    230   Countrywide Alternative Loan Trust
          (a)..................................   4.314          11/20/35             194,218
    198   Countrywide Alternative Loan Trust
          (a)..................................   6.022          11/25/35             180,500
  2,062   Countrywide Alternative Loan Trust
          (a)..................................   6.222          02/25/36           1,906,748
     88   Countrywide Alternative Loan Trust
          (a)..................................   6.562          11/25/35              88,423
    175   Countrywide Home Loans (a)...........   3.405    04/25/35 to 04/25/46       150,492

See Notes to Financial Statements                                             11

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   350   Credit Suisse Mortgage Capital
          Certificates (c).....................   5.723%         06/15/39        $    337,185
  1,534   Deutsche Alternative-A Securities,
          Inc. Alternate Loan Trust (a)........   3.285          02/25/47           1,305,475
    156   Deutsche Alternative-A Securities,
          Inc. Alternate Loan Trust (a)........   5.492          02/25/47             117,195
     31   Deutsche Alternative-A Securities,
          Inc. NIM Trust (Cayman Islands)
          (b)..................................   6.750          02/25/47              30,064
    250   DSLA Mortgage Loan Trust (a).........   3.259          04/19/38             215,167
    182   DSLA Mortgage Loan Trust (a).........   3.299          04/19/38             144,958
  1,386   DSLA Mortgage Loan Trust (a).........   3.319          11/19/37           1,186,655
     75   DSLA Mortgage Loan Trust (a).........   3.419          08/19/45              66,116
    630   DSLA Mortgage Loan Trust (a).........   5.462          04/19/47             610,072
  2,711   Federal National Mortgage Association
          (REMIC) (d)..........................   3.003          03/25/36              85,506
    268   Greenpoint Mortgage Funding Trust
          (a)..................................   3.305          04/25/47             232,376
    529   Greenpoint Mortgage Funding Trust
          (a)..................................   3.315          01/26/37             468,402
    814   Greenpoint Mortgage Funding Trust
          (a)..................................   3.335          03/25/47             707,806
    505   Greenpoint Mortgage Funding Trust
          (a)..................................   3.425          02/25/36             440,370
    116   Greenpoint Mortgage Funding Trust
          (a)..................................   3.455          03/25/36              90,604
    578   Greenpoint Mortgage Funding Trust
          (a)..................................   6.522          03/25/36             551,922
    150   Greenwich Capital Commercial Funding
          Corp. ...............................   5.444          03/10/39             141,661
    875   Greenwich Capital Commercial Funding
          Corp. ...............................   5.736          12/10/49             837,310
     52   GS Mortgage Securities Corp. (b).....   6.250          01/25/37              51,039
    950   GS Mortgage Securities Corp. II
          (c)..................................   5.799          08/10/45             920,477
    107   GSR Mortgage Loan Trust (a)..........   3.395          08/25/46              90,949
    104   Harborview Mortgage Loan Trust (a)...   3.209          01/19/38              99,437
    825   Harborview Mortgage Loan Trust (a)...   3.265          04/19/38             719,064
    407   Harborview Mortgage Loan Trust (a)...   3.269          03/19/38             345,586
  2,286   Harborview Mortgage Loan Trust (a)...   3.299          11/19/36           1,969,266
  2,404   Harborview Mortgage Loan Trust (a)...   3.309          01/19/38           2,063,856
    128   Harborview Mortgage Loan Trust (a)...   3.315          04/19/38             106,554
  2,853   Harborview Mortgage Loan Trust (a)...   3.319    10/19/37 to 03/19/38     2,422,457
    655   Harborview Mortgage Loan Trust (a)...   3.329          11/19/36             562,755
     75   Harborview Mortgage Loan Trust (a)...   3.349          07/19/46              58,837
    309   Harborview Mortgage Loan Trust (a)...   3.359          11/19/36             260,538
    480   Harborview Mortgage Loan Trust (a)...   3.361          08/21/46             382,393
    352   Harborview Mortgage Loan Trust (a)...   3.369    01/19/38 to 08/19/46       278,023

 12                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 1,721   Harborview Mortgage Loan Trust (a)...   3.399%         11/19/36        $  1,455,668
    109   Harborview Mortgage Loan Trust (a)...   3.459          01/19/36              91,723
     86   Harborview Mortgage Loan Trust (a)...   3.479          02/19/36              75,245
    450   Harborview Mortgage Loan Trust (a)...   3.499          11/19/35             362,132
     98   Harborview Mortgage Loan Trust (a)...   3.564          06/20/35              86,958
    442   Harborview Mortgage Loan Trust (a)...   6.522          10/19/35             407,136
     69   Harborview NIM Corp. (b).............   6.409    03/19/37 to 03/19/38        69,025
    448   Indymac Index Mortgage Loan Trust
          (a)..................................   3.235          02/25/37             413,188
    303   Indymac Index Mortgage Loan Trust
          (a)..................................   3.345          11/25/36             257,413
    665   Indymac Index Mortgage Loan Trust
          (a)..................................   3.385          06/25/47             542,559
     98   Indymac Index Mortgage Loan Trust
          (a)..................................   3.415          03/25/35              87,793
    950   JP Morgan Chase Commercial Mortgage
          Securities Corp. ....................   5.440          06/12/47             895,550
    950   JP Morgan Chase Commercial Mortgage
          Securities Corp. (c).................   5.747          02/12/49             915,315
    850   JP Morgan Chase Commercial Mortgage
          Securities Corp. (c).................   5.794          02/12/51             816,398
    950   JP Morgan Chase Commercial Mortgage
          Securities Corp. (c).................   5.819          06/15/49             920,922
    875   LB Commercial Conduit Mortgage Trust
          (c)..................................   5.936          07/15/44             856,331
    800   LB-UBS Commercial Mortgage Trust.....   5.156          02/15/31             755,219
    950   LB-UBS Commercial Mortgage Trust.....   5.430          02/15/40             894,788
    800   LB-UBS Commercial Mortgage Trust
          (c)..................................   5.858          07/15/40             773,543
    950   LB-UBS Commercial Mortgage Trust
          (c)..................................   5.866          09/15/45             917,217
    268   Luminent Mortgage Trust (a)..........   3.335          10/25/46             229,154
    167   Luminent Mortgage Trust (a)..........   3.355          12/25/36             135,574
     89   Luminent Mortgage Trust (a)..........   3.365          05/25/46              74,219
    404   Luminent Mortgage Trust (a)..........   3.375          04/25/36             344,998
    137   Luminent Mortgage Trust (a)..........   3.385          09/25/35             112,671
    273   Luminent Mortgage Trust (a)..........   3.415          02/25/46             228,441
     66   Mastr Adjustable Rate Mortgages Trust
          (a)..................................   3.245          05/25/47              64,961
    172   Mastr Adjustable Rate Mortgages Trust
          (a)..................................   3.385          04/25/46             140,490
    791   Mastr Adjustable Rate Mortgages Trust
          (a)..................................   5.462          04/25/46             563,481
     73   MortgageIT Trust (a).................   3.415          04/25/36              61,436

See Notes to Financial Statements                                             13

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 3,509   Residential Accredit Loans, Inc.
          (b)..................................    *       03/25/47 to 05/25/47  $     86,893
    237   Residential Accredit Loans, Inc.
          (a)..................................   3.275%         03/25/37             200,485
  3,400   Residential Accredit Loans, Inc.
          (a)..................................   3.295    01/25/37 to 03/25/47     3,176,224
    598   Residential Accredit Loans, Inc.
          (a)..................................   3.325    12/25/36 to 02/25/37       502,827
  1,100   Residential Accredit Loans, Inc.
          (a)..................................   3.335    01/25/37 to 05/25/47       940,209
  1,660   Residential Accredit Loans, Inc.
          (a)..................................   3.365    04/25/46 to 06/25/46     1,322,841
  1,872   Residential Accredit Loans, Inc.
          (a)..................................   3.395    06/25/37 to 02/25/46     1,504,748
  1,399   Residential Accredit Loans, Inc.
          (a)..................................   3.405          02/25/46           1,195,797
     78   Residential Accredit Loans, Inc.
          (a)..................................   3.535          10/25/45              66,129
    171   Structured Adjustable Rate Mortgage
          Loan Trust (a).......................   3.445          07/25/35             151,647
    923   Structured Asset Mortgage
          Investments, Inc. (a)................   3.315          09/25/47             816,554
    504   Structured Asset Mortgage
          Investments, Inc. (a)................   3.325    02/25/36 to 02/25/37       414,592
    707   Structured Asset Mortgage
          Investments, Inc. (a)................   3.335          10/25/36             610,522
    787   Structured Asset Mortgage
          Investments, Inc. (a)................   3.345          01/25/37             666,141
  1,547   Structured Asset Mortgage
          Investments, Inc. (a)................   3.365    07/25/36 to 08/25/36     1,264,349
     57   Structured Asset Mortgage
          Investments, Inc. (a)................   3.395          05/25/46              45,929
     82   Structured Asset Mortgage
          Investments, Inc. (a)................   3.415          07/25/36              58,289
    142   Structured Asset Mortgage
          Investments, Inc. (a)................   3.445          02/25/36             116,361
    171   Structured Asset Mortgage
          Investments, Inc. (a)................   3.576          01/25/37             138,014
     93   Structured Asset Mortgage
          Investments, Inc. (a)................   3.646          04/25/36              77,173
    100   Wachovia Bank Commercial Mortgage
          Trust................................   5.342          12/15/43              93,535
    750   Wachovia Bank Commercial Mortgage
          Trust................................   5.678          05/15/46             715,844
    750   Wachovia Bank Commercial Mortgage
          Trust (c)............................   5.741          06/15/49             720,875
    150   Wachovia Bank Commercial Mortgage
          Trust (c)............................   5.903          02/15/51             146,696
 14,929   Washington Mutual Mortgage
          Pass-Through Certificates (d)........    *       01/25/45 to 03/25/47       205,043
    153   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.315          01/25/47             123,416
     61   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.325          07/25/46              52,938

 14                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   512   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.335%         02/25/47        $    414,800
    150   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.385    11/25/45 to 12/25/45       146,962
     94   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.415          07/25/46              66,940
    693   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.425          11/25/46             492,526
     90   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.495    07/25/45 to 10/25/45        77,522
    225   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   3.726          06/25/46             162,371
    522   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   5.462    04/25/46 to 05/25/46       500,675
  1,275   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   5.522          08/25/46           1,219,014
    103   Washington Mutual Mortgage
          Pass-Through Certificates (a)........   6.112          10/25/45              97,916
    127   World Financial Properties (b).......   6.910          09/01/13             124,918
    214   Zuni Mortgage Loan Trust (a).........   3.265          08/25/36             204,710
                                                                                 ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  30.0%.....................    85,634,993
                                                                                 ------------

          ASSET BACKED SECURITIES  5.5%
     87   ACE Securities Corp. (a).............   3.455          05/25/34              82,579
    125   American Express Credit Account
          Master Trust (a).....................   3.121          10/15/12             123,220
    172   Argent Securities, Inc. (a)..........   3.585          04/25/34             158,223
    150   Capital Auto Receivables Asset Trust
          (a)..................................   3.131          11/15/11             148,624
  2,350   Capital Auto Receivables Asset Trust
          (a)..................................   3.181    07/15/10 to 05/15/11     2,331,366
    625   Capital One Multi-Asset Execution
          Trust................................   5.750          07/15/20             607,422
    111   Carrington Mortgage Loan Trust (a)...   3.255          02/25/37             104,592
    150   Citibank Credit Card Issuance Trust
          (a)..................................   4.874          03/22/12             148,070
    970   Citibank Credit Card Issuance
          Trust................................   5.650          09/20/19             961,399
    683   Citigroup Mortgage Loan Trust, Inc.
          (a)..................................   3.205          01/25/37             654,462
     99   Countrywide Asset-
          Backed Certificates (a)..............   3.335    07/25/34 to 07/25/35        98,394
    413   Countrywide Asset-
          Backed Certificates (a)..............   3.525          11/25/34             365,058

See Notes to Financial Statements                                             15

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$   498   Countrywide Asset-Backed Certificates
          (a)..................................   4.176%         06/25/33        $    489,736
    144   Credit Based Asset Servicing and
          Securitization LLC (a)...............   3.446          01/25/37             139,394
    700   Discover Card Master Trust...........   5.650          03/16/20             689,883
    138   First Franklin Mortgage Loan
          Certificates (a).....................   3.185          03/25/37             131,982
  1,800   Ford Credit Auto Owner Trust (a).....   3.131          04/15/10           1,794,228
  1,400   Ford Credit Auto Owner Trust (a).....   3.721          07/15/10           1,399,312
    125   GSAMP Trust (a)......................   3.205          01/25/37             118,272
    151   GSAMP Trust (a)......................   3.255          03/25/47             140,324
     86   Indymac Residential Asset Backed
          Trust (a)............................   3.265          04/25/37              82,672
     99   Lehman XS Trust (a)..................   3.435          02/25/46              90,573
     15   Long Beach Mortgage Loan Trust (a)...   3.225          01/25/46              14,859
     79   Nationstar Home Equity Loan Trust
          (a)..................................   3.835          09/25/36              78,572
     61   New Century Home Equity Loan Trust
          (a)..................................   3.505          08/25/34              57,661
  1,100   Nissan Auto Receivables Owner Trust
          (a)..................................   3.621          05/17/10           1,100,032
     84   Novastar Home Equity Loan (a)........   3.205          11/25/36              83,112
    731   Provident Bank Home Equity Loan Trust
          (a)..................................   3.675          08/25/31             558,975
    123   Residential Asset Mortgage Products,
          Inc. (a).............................   3.205          02/25/37             119,682
    280   Residential Asset Mortgage Products,
          Inc. (a).............................   3.395          03/25/32             274,205
     97   Residential Asset Securities Corp.
          (a)..................................   3.245          04/25/37              90,768
    118   Securitized Asset Backed Receivables
          LLC (a)..............................   3.245          02/25/37             108,602
    553   Securitized Asset Backed Receivables
          LLC (a)..............................   3.265          05/25/37             532,219
    139   SLM Student Loan Trust (a)...........   3.321          10/27/14             138,388
    119   Soundview Home Equity Loan Trust
          (a)..................................   3.215          06/25/37             112,732
    613   Soundview Home Equity Loan Trust
          (a)..................................   3.245          02/25/37             568,023
     42   Specialty Underwriting & Residential
          Finance (a)..........................   3.646          05/25/35              36,530
     72   Structured Asset Investment Loan
          Trust (a)............................   3.505          11/25/33              70,022
     91   Structured Asset Securities Corp.
          (a)..................................   3.225          02/25/37              88,115

 16                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$   116   Structured Asset Securities Corp. (a)
          (b)..................................   3.255%         01/25/37        $    105,039
    554   Structured Asset Securities Corp.
          (a)..................................   3.466          06/25/37             531,706
     59   Terwin Mortgage Trust (a) (b)........   3.245          04/25/37              58,040
    125   TXU Electric Delivery Transition Bond
          Company..............................   4.810          11/17/14             128,320
                                                                                 ------------
          TOTAL ASSET BACKED SECURITIES 5.5%...................................    15,715,387
                                                                                 ------------

          CORPORATE BONDS  5.2%
          AUTOMOTIVE  0.0%
     40   ArvinMeritor, Inc. ..................   8.750          03/01/12              36,600
     30   DaimlerChrysler NA LLC...............   8.500          01/18/31              36,615
                                                                                 ------------
                                                                                       73,215
                                                                                 ------------
          BANKING  0.7%
    655   Bank of America Corp. ...............   5.750          12/01/17             670,599
    205   Citigroup, Inc. .....................   5.875          05/29/37             182,099
     50   MBNA Corp. (a).......................   3.525          05/05/08              50,045
     55   Nationwide Building Society
          (United Kingdom) (b).................   4.250          02/01/10              56,327
    600   Unicredito Luxembourg Finance, SA
          (Luxembourg) (a) (b).................   3.767          10/24/08             599,310
    160   Wachovia Capital Trust III (c).......   5.800          08/29/49             126,082
    300   Wells Fargo Co. .....................   5.625          12/11/17             311,743
                                                                                 ------------
                                                                                    1,996,205
                                                                                 ------------
          BROKERAGE  1.1%
    320   Bear Stearns Co., Inc. ..............   5.550          01/22/17             278,520
    305   Bear Stearns Co., Inc. ..............   7.250          02/01/18             296,417
    585   Credit Suisse NY (Switzerland).......   6.000          02/15/18             598,061
    480   Goldman Sachs Group, Inc. ...........   6.750          10/01/37             449,512
    490   Lehman Brothers Holdings, Inc. ......   5.750          01/03/17             461,323
    425   Lehman Brothers Holdings, Inc. ......   6.500          07/19/17             420,842
    395   Lehman Brothers Holdings, Inc. ......   6.875          07/17/37             376,641
    215   Merrill Lynch & Co., Inc. ...........   6.110          01/29/37             180,465
                                                                                 ------------
                                                                                    3,061,781
                                                                                 ------------
          DIVERSIFIED MANUFACTURING  0.4%
     70   Brookfield Asset Management, Inc.
          (Canada).............................   5.800          04/25/17              68,996
     50   Brookfield Asset Management, Inc.
          (Canada).............................   8.125          12/15/08              51,391
  1,050   General Electric Co. ................   5.250          12/06/17           1,055,824
     75   Honeywell International, Inc. .......   5.300          03/01/18              77,137
                                                                                 ------------
                                                                                    1,253,348
                                                                                 ------------

See Notes to Financial Statements                                             17

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          ELECTRIC  0.3%
$    10   Appalachian Power Co. ...............   5.650%         08/15/12        $     10,534
     40   Arizona Public Service Co. ..........   5.800          06/30/14              40,301
     50   Consumers Energy Co. ................   4.400          08/15/09              50,581
     35   Detroit Edison Co. ..................   6.125          10/01/10              37,449
    100   Entergy Gulf States, Inc. (a)........   3.490          12/01/09              97,780
     50   Entergy Gulf States, Inc. ...........   3.600          06/01/08              49,822
    190   Entergy Gulf States, Inc. (a) (b)....   5.896          12/08/08             190,499
     75   NiSource Finance Corp. ..............   7.875          11/15/10              81,878
     25   Ohio Edison Co. .....................   6.400          07/15/16              25,888
     55   Ohio Power Co., Ser K................   6.000          06/01/16              57,147
    145   Peco Energy Co. (e)..................   5.350          03/01/18             149,009
     45   Union Electric Co. ..................   6.400          06/15/17              47,891
                                                                                 ------------
                                                                                      838,779
                                                                                 ------------
          FOOD/BEVERAGE  0.4%
    255   Archer Daniels Midland Co. ..........   5.450          03/15/18             257,851
     40   ConAgra Foods, Inc. .................   7.000          10/01/28              41,304
    165   ConAgra Foods, Inc. .................   8.250          09/15/30             190,587
     40   FBG Finance, Ltd. (Australia) (b)....   5.125          06/15/15              39,925
    400   Miller Brewing Co. (b)...............   4.250          08/15/08             401,485
     30   Pilgrim's Pride Corp. ...............   7.625          05/01/15              28,800
     50   Yum! Brands, Inc. ...................   8.875          04/15/11              56,274
                                                                                 ------------
                                                                                    1,016,226
                                                                                 ------------
          HEALTH CARE  0.1%
    305   UnitedHealth Group, Inc. ............   6.000          02/15/18             309,883
                                                                                 ------------

          INTEGRATED ENERGY  0.1%
     50   Consumers Energy Co. ................   4.000          05/15/10              50,505
    120   Husky Oil, Ltd. (Canada) (c).........   8.900          08/15/28             122,181
    245   Marathon Oil Corp. ..................   6.000          10/01/17             252,997
                                                                                 ------------
                                                                                      425,683
                                                                                 ------------
          LIFE INSURANCE  0.1%
     25   Platinum Underwriters Finance,
          Inc. ................................   7.500          06/01/17              25,563
    140   Prudential Financial, Inc. ..........   6.625          12/01/37             139,621
                                                                                 ------------
                                                                                      165,184
                                                                                 ------------
          MEDIA-CABLE  0.1%
     30   Comcast Cable Communications,
          Inc. ................................   7.125          06/15/13              32,393
     20   Comcast Corp. .......................   6.500          01/15/15              20,890
     25   Echostar DBS Corp. ..................   6.625          10/01/14              24,125
     75   Time Warner, Inc. (a)................   3.300          11/13/09              72,554
                                                                                 ------------
                                                                                      149,962
                                                                                 ------------
          MEDIA-NONCABLE  0.1%
     40   Interpublic Group of Cos., Inc. .....   6.250          11/15/14              32,200
    275   Viacom, Inc. ........................   6.875          04/30/36             263,735
                                                                                 ------------
                                                                                      295,935
                                                                                 ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          NONCAPTIVE-CONSUMER FINANCE  0.1%
$    35   American General Finance Corp. ......   4.625%         05/15/09        $     35,008
     15   Household Finance Corp. .............   6.375          10/15/11              15,770
    115   Household Finance Corp. .............   8.000          07/15/10             124,932
     40   SLM Corp. ...........................   4.000          01/15/10              36,647
                                                                                 ------------
                                                                                      212,357
                                                                                 ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  0.0%
     40   Capmark Financial Group, Inc. (b)....   5.875          05/10/12              27,115
     20   Capmark Financial Group, Inc. (b)....   6.300          05/10/17              13,108
                                                                                 ------------
                                                                                       40,223
                                                                                 ------------
          PHARMACEUTICALS  0.2%
    315   Biogen Idec, Inc. ...................   6.875          03/01/18             320,109
     55   Hospira, Inc. (a)....................   5.310          03/30/10              53,820
    150   Wyeth................................   5.450          04/01/17             155,035
     70   Wyeth................................   5.500          02/15/16              72,102
                                                                                 ------------
                                                                                      601,066
                                                                                 ------------
          PIPELINES  0.1%
     15   CenterPoint Energy Resources
          Corp. ...............................   6.250          02/01/37              14,259
     10   CenterPoint Energy Resources
          Corp. ...............................   7.875          04/01/13              11,337
    170   Colorado Interstate Gas Co. .........   6.800          11/15/15             179,862
     55   Kinder Morgan Finance Co. (Canada)...   5.700          01/05/16              51,425
     45   Plains All American Pipeline.........   6.700          05/15/36              44,740
     25   Texas Eastern Transmission Corp. ....   7.000          07/15/32              26,310
                                                                                 ------------
                                                                                      327,933
                                                                                 ------------
          PROPERTY & CASUALTY INSURANCE  0.3%
    730   AIG SunAmerica Global Financing VI
          (b)..................................   6.300          05/10/11             774,620
    100   Farmers Exchange Capital (b).........   7.050          07/15/28              93,664
                                                                                 ------------
                                                                                      868,284
                                                                                 ------------
          RAILROADS  0.0%
     60   Union Pacific Corp. .................   5.450          01/31/13              62,461
                                                                                 ------------

          RETAILERS  0.1%
     55   CVS Caremark Corp. ..................   5.750          06/01/17              56,846
     44   CVS Lease Pass Through Trust (b).....   6.036          12/10/28              42,396
     70   Home Depot, Inc. (a).................   5.116          12/16/09              67,394
                                                                                 ------------
                                                                                      166,636
                                                                                 ------------
          SUPERMARKETS  0.0%
     55   Delhaize America, Inc. ..............   9.000          04/15/31              66,972
     15   Kroger Co. ..........................   6.400          08/15/17              15,955
                                                                                 ------------
                                                                                       82,927
                                                                                 ------------

See Notes to Financial Statements                                             19

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON          MATURITY           VALUE
---------------------------------------------------------------------------------------------
          TECHNOLOGY  0.2%
$   265   Fiserv, Inc. ........................   6.800%         11/20/17        $    280,898
    120   Hewlett-Packard Co. (e)..............   5.500          03/01/18             124,338
     90   LG Electronics, Inc. (South Korea)
          (b)..................................   5.000          06/17/10              89,009
                                                                                 ------------
                                                                                      494,245
                                                                                 ------------
          WIRELINE  0.8%
    580   AT&T Corp. ..........................   8.000          11/15/31             693,448
    285   France Telecom, SA (France)..........   8.500          03/01/31             364,078
    200   Sprint Capital Corp. ................   8.750          03/15/32             156,329
    155   Sprint Nextel Corp. .................   6.000          12/01/16             113,326
     65   Telecom Italia Capital
          (Luxembourg).........................   4.875          10/01/10              65,795
    335   Telecom Italia Capital
          (Luxembourg).........................   4.950          09/30/14             318,999
    225   Telefonica Europe BV (Netherlands)...   8.250          09/15/30             270,140
    340   Verizon Communications, Inc. ........   5.500          02/15/18             341,928
                                                                                 ------------
                                                                                    2,324,043
                                                                                 ------------
          TOTAL CORPORATE BONDS  5.2%..........................................    14,766,376
                                                                                 ------------

          UNITED STATES GOVERNMENT OBLIGATIONS  3.5%
  7,800   United States Treasury Bond..........   4.500          02/15/36           7,901,767
  1,200   United States Treasury Bond..........   5.375          02/15/31           1,367,532
    700   United States Treasury Bond..........   6.125          08/15/29             867,672
                                                                                 ------------
          TOTAL UNITED STATES GOVERNMENT OBLIGATIONS...........................    10,136,971
                                                                                 ------------

          FOREIGN GOVERNMENT OBLIGATIONS  0.0%
ARS  43   Argentina International Government
          Bond (Argentina).....................   8.280          12/31/33              37,721
MXN 700   Mexico United Mexican States
          (Mexico).............................   9.500          12/18/14              72,503
                                                                                 ------------
          TOTAL FOREIGN GOVERNMENT OBLIGATIONS  0.0%...........................       110,224
                                                                                 ------------

          TOTAL LONG-TERM INVESTMENTS  81.4%
            (Cost $238,182,472)................................................   232,538,167
                                                                                 ------------

                                                      EXPIRATION   EXERCISE
DESCRIPTION                               CONTRACTS      DATE       PRICE        VALUE
------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
90-day EuroDollar Futures Put,
  March, 2008...........................     102       03/22/08     94.750    $        638
90-day EuroDollar Futures Put,
  March, 2008...........................      17       03/22/08     94.500             106
                                                                              ------------

TOTAL PURCHASED OPTIONS
  (Cost $26,452)...........................................................            744
                                                                              ------------

 20                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

DESCRIPTION                                                      VALUE
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  42.0%
REPURCHASE AGREEMENTS  9.7%
Banc of America Securities ($11,105,319 par collateralized
 by
 U.S. Government obligations in a pooled cash account,
 interest rate of 3.16%,
 dated 02/29/08, to be sold on 03/03/08 at $11,108,243).....    11,105,319
Citigroup Global Markets, Inc. ($9,871,394 par
 collateralized by
 U.S. Government obligations in a pooled cash account,
 interest rate of 3.05%,
 dated 02/29/08, to be sold on 03/03/08 at $9,873,904)......     9,871,394
State Street Bank & Trust Co. ($6,750,287 par collateralized by
 U.S. Government obligations in a pooled cash account,
 interest rate of 2.66%,
 dated 02/29/08, to be sold on 03/03/08 at $6,751,783)......     6,750,287
                                                              ------------
TOTAL REPURCHASE AGREEMENTS.................................    27,727,000
                                                              ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  30.2%
Federal Home Loan Bank Discount Notes ($7,700,000 par,
 yielding 2.350%, 03/07/08 maturity)........................     7,697,967
Federal Home Loan Bank Discount Notes ($8,300,000 par,
 yielding 2.350%, 03/05/08 maturity)........................     8,298,904
United States Treasury Bill ($385,000 par, yielding 1.750%,
 04/10/08 maturity) (f).....................................       383,819
United States Treasury Bill ($24,000,000 par, yielding
 1.750%, 03/13/08 maturity).................................    23,981,760
United States Treasury Bill ($22,000,000 par, yielding
 1.750%, 03/20/08 maturity).................................    21,973,875
United States Treasury Bill ($24,000,000 par, yielding
 1.750%, 04/17/08 maturity).................................    23,928,560
                                                              ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...........    86,264,885
                                                              ------------

CERTIFICATE OF DEPOSIT  2.1%
Barclays Bank PLC ($5,800,000 par, yielding 5.250%, 03/04/08
 maturity)..................................................     5,800,000
                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
 (Cost $119,791,885)........................................   119,791,885

TOTAL INVESTMENTS  123.4%
 (Cost $358,000,809)........................................  $352,330,796

LIABILITIES IN EXCESS OF OTHER ASSETS  (23.4%)  ............   (66,875,530)
                                                              ------------

NET ASSETS  100.0%..........................................  $285,455,266
                                                              ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Variable Rate Coupon

See Notes to Financial Statements                                             21

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

(d) IO--Interest Only

(e) Security purchased on a when-issued, delayed delivery or forward commitment basis.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Currency Abbreviations:

ARS--Argentine pese

MXN--Mexican peso

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 29, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
EuroDollar Futures, March 2009 (Current Notional Value of
  $244,325 per contract)....................................        7        $  52,935
EuroDollar Futures, December 2008 (Current Notional Value of
  $244,475 per contract)....................................        6           45,584
EuroDollar Futures, June 2008 (Current Notional Value of
  $244,100 per contract)....................................        5           35,942
EuroDollar Futures, March 2008 (Current Notional Value of
  $242,975 per contract)....................................       13           57,926
EuroDollar Futures, September 2008 (Current Notional Value
  of $244,463 per contract).................................        6           45,188
EuroDollar Futures, June 2009 (Current Notional Value of
  $243,963 per contract)....................................        7           34,861
Interest Rate Swap 10-Year Futures, March 2008 (Current
  Notional Value of $114,344 per contract)..................      205           86,882
Interest Rate Swap 10-Year Futures, June 2008 (Current
  Notional Value of $113,750 per contract)..................       36           55,487
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
  Notional Value of $214,922 per contract)..................      295          425,893
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
  Notional Value of $114,250 per contract)..................      377          600,180
5-Year Swap Futures March 2008, March 2008 (Current Notional
  Value of $111,969 per contract)...........................       39           73,277

 22                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
EuroDollar Futures, December 2010 (Current Notional Value of
  $240,713 per contract)....................................        1        $  (3,106)
EuroDollar Futures, September 2010 (Current Notional Value
  of $241,188 per contract).................................        2           (6,805)
EuroDollar Futures, March 2010 (Current Notional Value of
  $242,275 per contract)....................................        2           (8,305)
EuroDollar Futures, December 2009 (Current Notional Value of
  $242,838 per contract)....................................        2           (9,087)
EuroDollar Futures, September 2009 (Current Notional Value
  of $243,450 per contract).................................        2           (9,834)
EuroDollar Futures, June 2010 (Current Notional Value of
  $241,713 per contract)....................................        2           (7,530)
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
  Notional Value of $118,688 per contract)..................       47         (103,209)
U.S. Treasury Bonds Futures, March 2008 (Current Notional
  Value of $119,688 per contract)...........................       17            9,305
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
  Notional Value of $117,281 per contract)..................      325         (730,563)
U.S. Treasury Bond Futures, June 2008 (Current Notional
  Value of $118,625 per contract)...........................       93         (253,339)
                                                                -----        ---------
                                                                1,489        $ 391,682
                                                              =========    =============

SWAP AGREEMENTS OUTSTANDING AS OF FEBRUARY 29, 2008:

CREDIT DEFAULT SWAPS

                                                                    PAY/
                                                                   RECEIVE                NOTIONAL
                                                       BUY/SELL     FIXED    EXPIRATION    AMOUNT    UPFRONT
      COUNTERPARTY            REFERENCE ENTITY        PROTECTION    RATE        DATE       (000)     PAYMENT      VALUE
Bank of America, N.A.... Nordstrom, Inc.                  Buy       1.03%     03/20/18     $  250    $     0    $   6,170
Bank of America, N.A.... Sealed Air Corporation           Buy       1.08      03/20/18         75          0        1,499
Bank of America, N.A.... Sealed Air Corporation           Buy       1.12      03/20/18        180          0        3,037
Bank of America, N.A.... Textron Financial                                                                 0        4,176
                         Corporation                      Buy       0.80      03/20/18        175
Citibank, N.A........... Eaton Corporation                Buy       0.62      03/20/13        270          0        1,768
Citibank, N.A........... Eaton Corporation                Buy       0.72      03/20/13        215          0          416
Citibank, N.A........... Eaton Corporation                Buy       0.82      03/20/18        160          0          117
Credit Suisse
 International.......... Arrow Electronics, Inc.          Buy       1.00      03/20/15        300          0        4,962
Goldman Sachs Capital
 Markets, L.P........... Avalonbay Communities,                                                            0            0
                         Inc.                             Buy       3.05      03/20/13        310
Goldman Sachs Capital
 Markets, L.P........... Coca Cola Enterprises,                                                            0         (752)
                         Inc.                             Buy       0.59      03/20/13        625
Goldman Sachs Capital
 Markets, L.P. ......... Covidien, Ltd.                   Buy       0.44      03/20/12         75          0          (33)
Goldman Sachs Capital
 Markets, L.P. ......... Dell, Inc.                       Buy       0.22      03/20/12         65          0        1,139

See Notes to Financial Statements                                             23

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                                    PAY/
                                                                   RECEIVE                NOTIONAL
                                                       BUY/SELL     FIXED    EXPIRATION    AMOUNT    UPFRONT
      COUNTERPARTY            REFERENCE ENTITY        PROTECTION    RATE        DATE       (000)     PAYMENT      VALUE
Goldman Sachs Capital
 Markets, L.P........... Dow Jones CDX NA IG 9           Sell       0.60%     12/20/12     $  275    $(7,837)   $ (12,380)
Goldman Sachs Capital
 Markets, L.P........... Dow Jones CDX NA IG 9           Sell       0.80      12/20/17        595    (19,933)     (25,910)
Goldman Sachs Capital
 Markets, L.P........... Dow Jones CDX NA IG HVOL 9      Sell       1.40      12/20/12        570    (32,288)     (43,782)
Goldman Sachs Capital
 Markets, L.P........... Dow Jones CDX NA IG HVOL 9      Sell       1.40      12/20/12        595    (32,989)     (45,702)
Goldman Sachs Capital
 Markets, L.P........... Dow Jones CDX NA IG HVOL 9      Sell       1.40      12/20/12      1,285    (75,878)     (98,702)
Goldman Sachs Capital
 Markets, L.P........... Dow Jones CDX NA IG HVOL 9      Sell       1.40      12/20/12        595    560,235     (640,721)
Goldman Sachs Capital
 Markets, L.P........... Eli Lilly and Company            Buy       0.33      03/20/13        105          0          (17)
Goldman Sachs Capital
 Markets, L.P........... Goodrich Corporation             Buy       0.47      03/20/18        150          0        3,536
Goldman Sachs Capital
 Markets, L.P. ......... Motorola, Inc.                   Buy       0.39      03/20/12        125          0       11,972
Goldman Sachs Capital
 Markets, L.P........... Prologis                         Buy       3.33      03/20/13        185          0            0
Goldman Sachs Capital
 Markets, L.P. ......... Sealed Air Corporation           Buy       1.08      03/20/18        190          0        3,758
Goldman Sachs Capital
 Markets, L.P........... Sealed Air Corporation           Buy       1.24      03/20/18         90          0          649
Goldman Sachs Capital
 Markets, L.P........... Textron Financial                                                                 0          (75)
                         Corporation                      Buy       1.05      03/20/13        295
Goldman Sachs Capital
 Markets, L.P. ......... The Gap, Inc.                    Buy       1.08      03/20/12        125          0         (234)
Goldman Sachs Capital
 Markets, L.P. ......... The Chubb Corp.                  Buy       0.11      03/20/12        125          0        4,612
Goldman Sachs Capital
 Markets, L.P. Inc. .... The Hartford Financial                                                            0        8,733
                         Services Group, Inc.             Buy       0.11      03/20/17        125
Goldman Sachs Capital
 Markets, L.P. ......... Trane, Inc.                      Buy       0.50      03/20/13        115          0         (350)
Goldman Sachs Capital
 Markets, L.P. ......... Tyco International, Ltd.         Buy       0.44      03/20/12         75          0          948
Goldman Sachs Capital
 Markets, L.P. ......... Tyco International., Ltd.        Buy       0.44      03/20/12         75          0          948
Goldman Sachs Capital
 Markets, L.P. ......... Union Pacific Corp.              Buy       0.26      03/20/12         65          0        1,245
JP Morgan Chase Bank,
 Co. ................... Dow Jones CDX NA IG 9           Sell       0.60      12/20/12      1,445    (49,782)     (63,503)
JP Morgan Chase Bank,
 Co. ................... Eaton Corporation                Buy       0.60      03/20/13         95          0          713
JP Morgan Chase Bank,
 Co. ................... Nordstrom, Inc.                  Buy       1.07      03/20/18        150          0        3,185
JP Morgan Chase Bank,
 Co. ................... Nordstrom, Inc.                  Buy       1.15      03/20/18        150          0        2,269
JP Morgan Chase Bank,
 Co. ................... SLM Corporation                 Sell       4.95      03/20/13        175          0         (236)

 24                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                                    PAY/
                                                                   RECEIVE                NOTIONAL
                                                       BUY/SELL     FIXED    EXPIRATION    AMOUNT    UPFRONT
      COUNTERPARTY            REFERENCE ENTITY        PROTECTION    RATE        DATE       (000)     PAYMENT      VALUE
JP Morgan Chase Bank,
 Co. ................... The Pepsi Bottling Group,
                         Inc.                             Buy       0.63%     03/20/13     $  220    $     0    $  (1,129)
Lehman Brothers Special
 Financing, Inc. ....... Goodrich Corporation             Buy       0.45      03/20/18        175          0        4,394
Lehman Brothers Special
 Financing, Inc. ....... Goodrich Corporation             Buy       0.46      03/20/18        125          0         (160)
Lehman Brothers Special
 Financing, Inc......... Dow Jones CDX NA IG 9           Sell       0.60      12/20/12        265     (5,817)     (11,650)
Lehman Brothers Special
 Financing, Inc......... Dow Jones CDX NA IG 9           Sell       0.60      12/20/12        505     (9,680)     (22,202)
Merrill Lynch
 International.......... SLM Corporation                 Sell       5.00      03/20/13        175          0          104
UBS AG.................. Eli Lilly and Company            Buy       0.30      03/20/13        470          0          559
UBS AG.................. Martin Marietta Materials,                                                        0         (798)
                         Inc.                             Buy       1.73      03/20/18        290
UBS AG.................. Martin Marietta Materials,                                                        0         (421)
                         Inc.                             Buy       1.78      03/20/13        290
UBS AG.................. Textron Financial                                                                 0       (2,641)
                         Corporation                      Buy       1.06      03/20/13        310
UBS AG.................. Textron Financial                                                                 0          936
                         Corporation                      Buy       1.00      03/20/13        380
UBS AG.................. Textron Financial                                                                 0          241
                         Corporation                      Buy       1.01      03/20/13        100
UBS AG.................. Trane, Inc.                      Buy       0.60      03/20/18        350          0       (2,056)
UBS AG.................. Trane, Inc.                      Buy       0.50      03/20/13        335          0       (1,020)
                                                                                                     --------   ---------
TOTAL CREDIT DEFAULT SWAPS........................................................................   $326,031   $(902,388)
                                                                                                     ========   =========

INTEREST RATE SWAPS

                                                          PAY/
                                                        RECEIVE                         NOTIONAL
                                                        FLOATING  FIXED    EXPIRATION    AMOUNT
          COUNTERPARTY            FLOATING RATE INDEX     RATE     RATE       DATE       (000)        VALUE
Bank of America, N.A............  USD-LIBOR BBA           Pay     5.370%    02/12/18    $17,070    $    53,600
Bank of America, N.A............  USD-LIBOR BBA           Pay     5.592     02/19/18      8,670         97,104
Bank of America, N.A............  USD-LIBOR BBA         Receive   5.815     02/12/23     21,925         43,631
Bank of America, N.A............  USD-LIBOR BBA         Receive   6.030     02/19/23     11,175        (89,288)
Citibank, N.A...................  USD-LIBOR BBA           Pay     4.470     01/10/18      2,000         38,397
Citibank, N.A...................  USD-LIBOR BBA         Receive   4.730     12/27/17      1,425         59,241
Citibank, N.A...................  USD-LIBOR BBA         Receive   5.288     09/28/17        550        (55,557)
Citibank, N.A...................  USD-LIBOR BBA           Pay     5.333     05/22/17        750         80,085
Citibank, N.A...................  USD-LIBOR BBA           Pay     5.368     05/23/17        750         82,125
Citibank, N.A...................  USD-LIBOR BBA           Pay     5.414     05/25/17      1,725        194,611
Citibank, N.A...................  USD-LIBOR BBA           Pay     5.440     05/29/17      1,175        135,050
Citibank, N.A...................  USD-LIBOR BBA           Pay     5.020     09/11/17        450         35,505
Goldman Sachs Capital Markets,
 L.P. ..........................  USD-LIBOR BBA           Pay     5.341     05/24/17        900         96,531
Goldman Sachs Capital Markets,
 L.P. ..........................  USD-LIBOR BBA           Pay     5.565     02/27/18      9,295         93,136
Goldman Sachs Capital Markets,
 L.P. ..........................  USD-LIBOR BBA           Pay     5.630     02/28/18     18,575        230,330
Goldman Sachs Capital Markets,
 L.P. ..........................  USD-LIBOR BBA         Receive   5.960     02/27/23     11,930         71,819

See Notes to Financial Statements                                             25

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                          PAY/
                                                        RECEIVE                         NOTIONAL
                                                        FLOATING  FIXED    EXPIRATION    AMOUNT
          COUNTERPARTY            FLOATING RATE INDEX     RATE     RATE       DATE       (000)        VALUE
Goldman Sachs Capital Markets,
 L.P. ..........................  USD-LIBOR BBA         Receive   6.035%    02/28/23    $23,835    $   193,302
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA         Receive   4.242     01/22/18      2,425           (602)
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     4.476     01/08/18      1,500         29,237
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA         Receive   4.519     02/19/18      3,500         79,340
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA         Receive   4.621     02/22/18      3,500        114,419
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     4.968     11/06/17     40,000      3,038,553
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     5.088     09/11/17      1,100         93,127
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     5.164     09/20/17        500         45,495
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA         Receive   5.233     09/27/17        500        (48,061)
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA         Receive   5.253     10/11/17        600         58,757
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA         Receive   5.300     09/28/17        550        (56,112)
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     5.340     05/24/17        900         96,493
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     5.371     05/23/17        750         82,304
JP Morgan Chase Bank, Co. ......  USD-LIBOR BBA           Pay     5.448     05/29/17      1,175        135,803
                                                                                                   -----------
TOTAL INTEREST RATE SWAP........................................................................     5,028,375
                                                                                                   -----------
TOTAL SWAP AGREEMENTS...........................................................................   $ 4,125,987
                                                                                                   ===========

 26                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $358,000,809).......................  $352,330,796
Cash........................................................           598
Receivables:
  Investments Sold..........................................     6,303,832
  Fund Shares Sold..........................................     1,495,853
  Interest..................................................       713,360
  Variation Margin on Futures...............................       356,435
Swap Contracts..............................................     5,350,081
Other.......................................................        15,811
                                                              ------------
    Total Assets............................................   366,566,766
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    75,762,158
  Cash Collateral...........................................     2,560,000
  Fund Shares Repurchased...................................     1,303,487
  Investment Advisory Fee...................................        78,371
  Distributor and Affiliates................................        49,257
  Income Distributions......................................        38,945
Swap Contracts..............................................     1,224,094
Trustees' Deferred Compensation and Retirement Plans........        13,221
Accrued Expenses............................................        81,967
                                                              ------------
    Total Liabilities.......................................    81,111,500
                                                              ------------
NET ASSETS..................................................  $285,455,266
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $284,731,800
Accumulated Net Realized Gain...............................     2,468,546
Accumulated Undistributed Net Investment Income.............      (266,717)
Net Unrealized Depreciation.................................    (1,478,363)
                                                              ------------
NET ASSETS..................................................  $285,455,266
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $93,348,819 and 9,178,780 shares of
    beneficial interest issued and outstanding).............  $      10.17
    Maximum sales charge (4.75%* of offering price).........          0.51
                                                              ------------
    Maximum offering price to public........................  $      10.68
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $7,917,916 and 782,181 shares of
    beneficial interest issued and outstanding).............  $      10.12
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $26,994,768 and 2,671,233 shares of
    beneficial interest issued and outstanding).............  $      10.11
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $157,193,763 and 15,451,722 shares of
    beneficial interest issued and outstanding).............  $      10.17
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             27

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 4,097,416
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      286,385
Offering Cost...............................................      120,491
Distribution (12b-1) and Service Fees
  Class A...................................................       55,078
  Class B...................................................       15,283
  Class C...................................................       28,726
Transfer Agent Fees.........................................       19,249
Registration Fees...........................................       71,629
Accounting and Administrative Expenses......................       36,548
Professional Fees...........................................       33,665
Custody.....................................................       28,961
Reports to Shareholders.....................................       18,756
Trustees' Fees and Related Expenses.........................       10,502
Other.......................................................       10,668
                                                              -----------
    Total Expenses..........................................      735,941
    Expense Reduction.......................................      250,518
    Less Credits Earned on Cash Balances....................        4,489
                                                              -----------
    Net Expenses............................................      480,934
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,616,482
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Futures...................................................  $ 1,904,195
  Investments...............................................      703,118
  Swap Contracts............................................       77,919
  Foreign Currency Transactions.............................          (23)
                                                              -----------
Net Realized Gain...........................................    2,685,209
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (138,769)
                                                              -----------
  End of the Period:
    Swap Contracts..........................................    3,799,956
    Futures.................................................      391,682
    Foreign Currency Translation............................           12
    Investments.............................................   (5,670,013)
                                                              -----------
                                                               (1,478,363)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,339,594)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 1,345,615
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 4,962,097
                                                              ===========

 28                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                             FOR THE PERIOD
                                                                            JANUARY 26, 2007
                                                            FOR THE         (COMMENCEMENT OF
                                                       SIX MONTHS ENDED      OPERATIONS) TO
                                                       FEBRUARY 29, 2008    AUGUST 31, 2007
                                                       -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  3,616,482         $  1,024,139
Net Realized Gain/Loss...............................       2,685,209             (163,697)
Net Unrealized Depreciation During the Period........      (1,339,594)            (138,769)
                                                         ------------         ------------
Change in Net Assets from Operations.................       4,962,097              721,673
                                                         ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (1,173,488)            (364,139)
  Class B Shares.....................................         (79,845)            (130,325)
  Class C Shares.....................................        (205,244)            (132,799)
  Class I Shares.....................................      (2,795,767)            (176,006)
                                                         ------------         ------------
                                                           (4,254,344)            (803,269)
                                                         ------------         ------------

Distributions from Net Realized Gain:
  Class A Shares.....................................         (11,806)                 -0-
  Class B Shares.....................................            (718)                 -0-
  Class C Shares.....................................          (2,043)                 -0-
  Class I Shares.....................................         (41,592)                 -0-
                                                         ------------         ------------
                                                              (56,159)                 -0-
                                                         ------------         ------------
Total Distributions..................................      (4,310,503)            (803,269)
                                                         ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................         651,594              (81,596)
                                                         ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................     307,047,552           53,440,447
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       4,154,941              218,314
Cost of Shares Repurchased...........................     (64,150,934)         (15,825,052)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     247,051,559           37,833,709
                                                         ------------         ------------
TOTAL INCREASE IN NET ASSETS.........................     247,703,153           37,752,113
NET ASSETS:
Beginning of the Period..............................      37,752,113                  -0-
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of $(266,717)
  and $371,145, respectively)........................    $285,455,266         $ 37,752,113
                                                         ============         ============

See Notes to Financial Statements                                             29

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     JANUARY 26, 2007
                                                               ENDED        (COMMENCEMENT OF
CLASS A SHARES                                              FEBRUARY 29,     OPERATIONS) TO
                                                                2008        AUGUST 31, 2007
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $ 9.98            $10.00
                                                               ------            ------
  Net Investment Income (a)................................      0.24              0.36
  Net Realized and Unrealized Gain/Loss....................      0.22             (0.10)
                                                               ------            ------
Total from Investment Operations...........................      0.46              0.26
Less:
  Distributions from Net Investment Income.................      0.27              0.28
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.17            $ 9.98
                                                               ======            ======

Total Return* (b)..........................................     4.63%**           2.62%**
Net Assets at End of the Period (In millions)..............    $ 93.3            $ 28.7
Ratio of Expenses to Average Net Assets*...................     0.75%(c)          0.75%
Ratio of Net Investment Income to Average Net Assets*......     4.88%             6.10%
Portfolio Turnover.........................................      258%**             91%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.................     1.32%(c)          2.08%
   Ratio of Net Investment Income to Average Net Assets....     4.31%             4.78%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01%.

 30                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS     JANUARY 26, 2007
                                                                ENDED        (COMMENCEMENT OF
CLASS B SHARES                                               FEBRUARY 29,     OPERATIONS) TO
                                                                 2008        AUGUST 31, 2007
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 9.99            $10.00
                                                                ------            ------
  Net Investment Income (a).................................      0.20              0.30
  Net Realized and Unrealized Gain/Loss.....................      0.22             (0.07)
                                                                ------            ------
Total from Investment Operations............................      0.42              0.23
Less:
  Distributions from Net Investment Income..................      0.29              0.24
                                                                ------            ------
NET ASSET VALUE, END OF THE PERIOD..........................    $10.12            $ 9.99
                                                                ======            ======

Total Return* (b)...........................................     4.23%**           2.35%**(c)
Net Assets at End of the Period (In millions)...............    $  7.9            $  1.5
Ratio of Expenses to Average Net Assets* (d)................     1.50%             1.28%(c)
Ratio of Net Investment Income to Average Net Assets*.......     4.11%             5.14%(c)
Portfolio Turnover..........................................      258%**             91%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (d)..............     2.02%             2.68%(c)
   Ratio of Net Investment Income to Average Net Assets.....     3.59%             3.74%(c)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4.00%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% and .03% for the six months ended February 29, 2008 and the period ended August 31, 2007, respectively.

See Notes to Financial Statements                                             31

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     JANUARY 26, 2007
                                                               ENDED        (COMMENCEMENT OF
CLASS C SHARES                                              FEBRUARY 29,     OPERATIONS) TO
                                                                2008         AUGUST 31, 2007
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $10.01            $10.00
                                                               ------            ------
  Net Investment Income (a)................................      0.20              0.31
  Net Realized and Unrealized Gain/Loss....................      0.24             (0.05)
                                                               ------            ------
Total from Investment Operations...........................      0.44              0.26
Less:
  Distributions from Net Investment Income.................      0.34              0.25
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.11            $10.01
                                                               ======            ======

Total Return* (b) (c)......................................     4.49%**           2.61%**
Net Assets at End of the Period (In millions)..............    $ 27.0            $  2.0
Ratio of Expenses to Average Net Assets* (c) (d)...........     1.27%             1.12%
Ratio of Net Investment Income to Average Net Assets*
  (c)......................................................     4.16%             5.31%
Portfolio Turnover.........................................      258%**             91%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).........     1.66%             2.52%
   Ratio of Net Investment Income to Average Net Assets
     (c)...................................................     3.77%             3.92%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% and .03% for the six months ended February 29, 2008 and the period ended August 31, 2007, respectively.

 32                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     JANUARY 26, 2007
                                                               ENDED        (COMMENCEMENT OF
CLASS I SHARES                                              FEBRUARY 29,     OPERATIONS) TO
                                                                2008        AUGUST 31, 2007
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $ 9.98            $10.00
                                                               ------            ------
  Net Investment Income (a)................................      0.24              0.36
  Net Realized and Unrealized Gain/Loss....................      0.23             (0.09)
                                                               ------            ------
Total from Investment Operations...........................      0.47              0.27
Less:
  Distributions from Net Investment Income.................      0.28              0.29
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.17            $ 9.98
                                                               ======            ======

Total Return* (b)..........................................     4.76%**           2.77%**
Net Assets at End of the Period (In millions)..............    $157.2            $  5.6
Ratio of Expenses to Average Net Assets*...................     0.50%             0.52%(c)
Ratio of Net Investment Income to Average Net Assets*......     4.74%             6.07%
Portfolio Turnover.........................................      258%**             91%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.................     0.71%             1.91%(c)
   Ratio of Net Investment Income to Average Net Assets....     4.53%             4.68%

**  Not-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the period ended August 31, 2007.

See Notes to Financial Statements                                             33

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen Core Plus Fixed Income Fund (the "Fund") is organized as a diversified series of the Van Kampen Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek total return. The Fund invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly in U.S. government, corporate and mortgage securities. The Fund commenced operations on January 26, 2007. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTION Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At February 29, 2008, the Fund had $68,835,746 of when-issued, delayed delivery or forward purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation No. 48 ("Fin 48") Accounting for Uncertainly in Income Taxes, on August 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and (New York, if applicable) various states.

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $358,114,166
                                                              ============
Gross tax unrealized appreciation...........................  $  2,101,045
Gross tax unrealized depreciation...........................    (7,885,160)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (5,784,115)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually.

    The tax character of distributions paid during the period ended August 31, 2007 were as follows:

Distributions paid from:
Ordinary income.............................................  $756,016

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $431,791
Undistributed long-term capital gain........................    48,626

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains and losses recognized for tax purposes on open futures transactions on August 31, 2007.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $4,489 as a result of credits earned on cash balances.

H. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .375%
Over $1 billion.............................................     .300%

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 0.75%, 1.50%, 1.27% and 0.50% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 29, 2008, the Adviser waived or reimbursed approximately $250,500 of advisory fees or other expenses.

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $30,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008 the

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

Fund recognized expenses of approximately $17,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $3,041 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $73,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $13,700. Sales charges do not represent expenses of the Fund.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the period ended August 31, 2007, transactions were as follows:

                                                                         JANUARY 26, 2007
                                               FOR THE                   (COMMENCEMENT OF
                                           SIX MONTHS ENDED               OPERATIONS) TO
                                          FEBRUARY 29, 2008              AUGUST 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   7,448,824    $ 76,246,961     3,061,981    $ 30,559,200
  Class B...........................     682,174       6,968,759       779,988       7,798,144
  Class C...........................   2,602,010      26,480,002       820,289       8,202,347
  Class I...........................  19,464,035     197,351,830       688,329       6,880,756
                                      ----------    ------------    ----------    ------------
Total Sales.........................  30,197,043    $307,047,552     5,350,587    $ 53,440,447
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     107,068    $  1,092,165        18,914    $    188,576
  Class B...........................       7,480          75,793         1,155          11,534
  Class C...........................      15,606         158,025         1,432          14,317
  Class I...........................     276,251       2,828,958           389           3,887
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     406,405    $  4,154,941        21,890    $    218,314
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,249,498)   $(12,606,863)     (208,509)   $ (2,072,235)
  Class B...........................     (58,800)       (596,137)     (629,816)     (6,269,206)
  Class C...........................    (142,234)     (1,439,900)     (625,870)     (6,232,311)
  Class I...........................  (4,851,016)    (49,508,034)     (126,266)     (1,251,300)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (6,301,548)   $(64,150,934)   (1,590,461)   $(15,825,052)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $1,200, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $106,494,387 and $951,054, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $426,645,933 and $308,799,804, respectively.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

6. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Some of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of United States. A Collateralized Mortgage Obligation (CMO) is a bond, which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments may have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an options contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of security underlying the options or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are the specific types of derivative financial instruments used by the Fund.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 29, 2008, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2007..............................      211
Futures Opened..............................................    4,057
Futures Closed..............................................   (2,779)
                                                               ------
Outstanding at February 29, 2008............................    1,489
                                                               ======

B. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

C. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $45,200 and $36,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Core Plus Fixed Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Core Plus Fixed Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Core Plus Fixed Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            122, 222, 322, 622
                                                                  CPFISAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-01981P-Y02/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust

By:  /s/ Ronald E. Robison
     ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  April 17, 2008

By:  /s/ Stuart N. Schuldt
     ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  April 17, 2008